UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Municipal Trust

8/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 164.0%
Airport & Port Revenue – 4.0%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$610,000	$500,088
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	2,840,000	2,864,139
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,638,985
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	750,000	768,090
		$6,771,302
General Obligations – General Purpose – 0.7%
New York, NY, “H”, 6%, 2017	$5,000	$5,033
Puerto Rico Government Development Bank, “B”, 5%, 2015	700,000	716,596
State of California, 5.25%, 2023	380,000	404,555
		$1,126,184
General Obligations - Schools – 1.9%
Irving, TX, Independent School District, “A”, PSF, 0%, 2018	$1,000,000	$666,559
Montebello, CA, Unified School District, FSA, 0%, 2021	1,435,000	755,713
Montebello, CA, Unified School District, 0%, 2023	1,505,000	703,150
Placer, CA, Unified School District, “A”, FGIC, 0%, 2019	1,700,000	1,004,699
		$3,130,121
Healthcare Revenue – Hospitals – 32.0%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	$565,000	$398,646
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	582,804
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	216,015
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,575,157
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	1,130,000	1,132,283
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	302,700
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	745,000	766,329
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	1,500,000	1,453,695
Cass County, MO, Hospital Rev., 5.625%, 2038	235,000	211,773
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	425,000	428,434
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	1,000,000	1,008,080
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	906,576
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,091,470
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	750,000	742,538
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	470,000	450,824
Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008 (c)	170,000	170,566
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	541,268
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	120,000	101,197
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	115,000	95,763
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,144,765
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	2,450,000	2,398,207
Illinois Finance Authority Rev. (Edward Hospital), AMBAC, 5.5%, 2040	1,700,000	1,701,139
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	550,000	441,579
Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)	500,000	537,840

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Hospitals – continued
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	$1,445,000	$1,235,475
Indiana Health & Educational Facilities Financing Authority Rev. (Jackson County Schneck Memorial Hospital), “A”, 5.25%, 2036	500,000	458,850
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), FSA, 5.25%, 2041	145,000	144,988
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	549,740
Jackson, TN, Town Hospital Rev. (Jackson-Madison County General Hospital), 5.75%, 2041	565,000	558,412
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	1,455,000	1,328,051
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	285,000	256,252
Kent Hospital, MI, Finance Authority Rev. (Spectrum Health) “A”, 5.5%, 2047 (a)	1,000,000	1,067,280
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	536,677
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,070,000	998,503
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	72,482
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	66,725
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	565,000	569,582
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	105,000	99,862
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	146,574
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	200,000	200,702
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.75%, 2029	450,000	426,704
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	1,000,000	1,203,310
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	487,015
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “D”, 6.35%, 2012 (c)	1,000,000	1,137,300
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	420,000	404,027
Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018	450,000	446,594
Michigan State Hospital Finance Authority (McLaren Health Care), 5.75%, 2038	1,130,000	1,120,926
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority (Health Partners), 6%, 2021	500,000	510,515
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	400,000	366,552
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	135,399
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	682,592
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	350,000	396,158
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	50,153
New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	678,472
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	660,548

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Hospitals – continued
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	$365,000	$339,282
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,951,845
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	223,262
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	1,615,000	1,466,275
Salida, CO, Hospital District Rev., 5.25%, 2036	945,000	755,556
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	1,250,000	1,066,075
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	120,000	112,973
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	421,618
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,388,810
South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals & Health Systems), “A”, 5.25%, 2034	800,000	774,528
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	500,000	501,360
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	224,408
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	842,960
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	194,105
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,015,860
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	252,764
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	202,236
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2012 (c)	1,000,000	1,118,350
West Orange, FL, Healthcare District, “A”, 5.65%, 2022	525,000	533,736
West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)	805,000	883,198
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	534,156
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	986,830
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	718,720
		$53,904,975
Healthcare Revenue – Long Term Care – 29.5%
ABAG Finance Authority for Non-Profit Corps., CA (Eskaton Gold River Lodge), 6.375%, 2008 (c)	$525,000	$540,398
ABAG Finance Authority for Non-Profit Corps., CA (Eskaton Gold River Lodge), 6.375%, 2008 (c)	550,000	566,242
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	1,000,000	939,290
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	500,000	501,670
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	252,728
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	108,175
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	131,916
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	1,000,000	990,240

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Long Term Care – continued
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	$970,000	$1,097,555
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	889,148
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,530,000	1,541,261
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	454,019
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031	455,000	457,316
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,144,038
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	450,000	426,573
Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033	660,000	626,617
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	750,000	686,565
Fulton County, GA, Residential Care Facilities, (Lenbrook Project), “A”, 5.125%, 2042	1,000,000	759,210
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,000,000	803,810
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	800,000	665,768
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	602,975
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	199,500
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	700,000	676,564
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	712,272
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,150,000	1,078,643
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,135,125
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	900,000	1,029,762
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	725,834
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	150,000	140,693
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	895,000	1,060,584
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	550,000	537,856
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,316,393
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	665,000	527,013
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	226,415
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	1,145,000	1,082,540
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,590,000	1,400,218
Kentwood, MI, Economic Development Ltd. (Holland Home), “A”, 5.375%, 2036	1,000,000	870,350
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	701,337
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	500,000	550,555
Lee County, FL, Industrial Development Authority Health Care Facilities Rev. (Shell Point Village), “A”, 5.5%, 2009 (c)	600,000	630,780
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation), “A”, 6.375%, 2009 (c)	650,000	676,306
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 6.5% to 2009, 8% to 2029	575,000	626,394
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	819,820
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,215,000	1,166,424
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	211,949

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue – Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	$60,000	$51,967
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	400,000	402,476
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	100,633
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	545,574
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 7.75%, 2029	1,140,000	1,236,957
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	227,443
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	669,488
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.625%, 2018	500,000	497,905
New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at Peterborough Retirement Community), 5.75%, 2028	500,000	450,270
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	189,844
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	730,234
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	1,300,000	1,130,428
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	1,052,521
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036	500,000	403,190
North Carolina Medical Care Commission, First Mortgage (DePaul Community Facilities, Inc.), 7.625%, 2009 (c)	1,475,000	1,579,578
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,530,434
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,145,000	1,105,429
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	466,488
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	420,089
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	338,326
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	289,731
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	245,856
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	425,380
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.375%, 2040	250,000	195,985
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 7.75%, 2029	1,210,000	1,329,536
Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.), 5.75%, 2024	1,300,000	1,219,959
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	120,000	111,444
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	245,000	221,139
		$49,457,145
Industrial Revenue – Airlines – 3.3%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,125,000	$649,035

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue – Airlines – continued
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$2,255,000	$1,351,670
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	1,125,000	908,021
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,000,000	589,440
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	485,000	367,417
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033 (a)	750,000	752,430
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	975,000	871,670
		$5,489,683
Industrial Revenue – Chemicals – 0.3%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$505,758
Industrial Revenue - Environmental Services – 0.7%
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), “A”, 7.5%, 2010	$250,000	$251,748
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	500,850
Gulf Coast Waste Disposal Authority, TX (Waste Management of Texas), “A”, 5.2%, 2028	465,000	386,671
		$1,139,269
Industrial Revenue – Metals – 0.6%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$620,000	$622,102
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	340,000	331,289
		$953,391
Industrial Revenue – Other – 3.9%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$420,651
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	500,000	499,875
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	518,560
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	650,000	600,854
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	236,380
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,258,625
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,460,625
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	376,493
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	569,214
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	650,000	641,921
		$6,583,198
Industrial Revenue – Paper – 2.8%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$312,536
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2024	550,000	627,633
Camden, AR, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2018	250,000	223,948
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	949,050

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue – Paper – continued
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	$370,000	$276,235
Escambia County, FL, Environmental Improvement Rev. (International Paper Co., Projects), “A”, 5%, 2026	1,270,000	1,017,435
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), “B”, 6.7%, 2022	850,000	870,519
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	550,000	510,736
		$4,788,092
Miscellaneous Revenue – Entertainment & Tourism – 2.2%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$1,000,000	$1,026,140
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	200,000	207,174
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	895,000	930,585
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	712,136
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	600,000	531,792
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	365,000	336,855
		$3,744,682
Miscellaneous Revenue – Other – 0.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$150,000	$140,961
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	469,865
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	730,000	677,995
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	267,888
		$1,556,709
Multi-Family Housing Revenue – 9.1%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$762,285
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), 7%, 2032	765,000	765,000
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,087,330
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	2,000,000	2,048,620
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	715,000	721,728
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037	1,000,000	890,320
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (a)	1,495,185	1,310,828
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	395,000	396,762
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	365,000	366,745
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	478,125
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	459,830
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (a)(n)	2,000,000	2,122,780
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,046,988
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	537,736
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	467,650
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), 5.5%, 2018	995,000	1,006,880
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	850,000	762,195
		$15,231,802
Sales & Excise Tax Revenue – 0.4%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$756,203

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing – Local – 1.6%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$978,599	$814,371
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	1,874,380
		$2,688,751
Single Family Housing – State – 1.3%
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	$1,170,000	$1,091,458
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	1,285,000	1,189,100
		$2,280,558
Solid Waste Revenue – 1.6%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$2,000,000	$1,956,680
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	210,000	218,486
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	472,825
		$2,647,991
State & Agency – Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,039
State & Local Agencies – 4.1%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,072,500
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	650,000	646,653
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,518,495
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,122,520
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	461,105
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	176,767
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	1,645,000	1,876,007
		$6,874,047
Tax – Other – 1.2%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,031,990
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,000,000	946,470
		$1,978,460
Tax Assessment – 14.4%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$600,000	$594,546
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	350,000	258,454
Carson, CA, Improvement Board Act 1915, 7.375%, 2022	35,000	35,365
Celebration Community Development District, FL, “A”, 6.4%, 2034	950,000	971,100
Channing Park Community Development District, FL, 5.3%, 2038	600,000	451,692
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	461,966
Colonial Country Club Community Development District, FL, 6.4%, 2033	705,000	715,928
Double Branch Community Development District, FL, “A”, 6.7%, 2034	660,000	672,329
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	209,623
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	295,000	281,993
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	120,000	100,482
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	700,000	645,218
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	415,000	367,271
Homestead 50 Community Development District, FL, “A”, 6%, 2037	480,000	402,422
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	220,000	208,824

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	$750,000	$761,790
Lexington Oaks Community Development District, FL, “A”, 6.125%, 2008 (c)	305,000	307,153
Lexington Oaks Community Development District, FL, “A”, 7.2%, 2030	260,000	264,867
Lexington Oaks Community Development District, FL, “A”, 6.7%, 2033	250,000	255,165
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	512,983
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	462,965
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	815,000	700,761
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	418,775
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project), 5.375%, 2033	1,375,000	1,279,850
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038	500,000	360,675
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	154,391
Orange County, CA, Community Facilities District, Special Tax (Ladera Ranch), “A”, 6.7%, 2009 (c)	500,000	534,070
Orange County, CA, Improvement Act 1915, “B”, 5.75%, 2033	500,000	462,655
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	70,000	69,362
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	289,695
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	2,000,000	1,820,600
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023	300,000	279,972
Redwood City, CA, Community Facilities District, Special Tax, “B”, 5.95%, 2028	600,000	591,720
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., 0%, 2019 (f)	1,910,000	1,161,089
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., 0%, 2022 (f)	1,910,000	962,315
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	1,200,000	888,072
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	270,000	225,882
Seven Oaks, FL, Community Development District II Special Assessment Rev., “B”, 5%, 2009	580,000	572,593
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	300,000	221,460
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	760,000	734,639
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	202,861
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	749,000	663,929
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	740,000	580,833
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	362,274
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037	1,230,000	1,005,746
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	770,000	651,366
		$24,137,721
Tobacco – 10.7%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., 5.75%, 2034	$635,000	$528,390
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,905,000	3,374,193
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	3,030,000	2,454,149
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	6,500,000	291,200

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	$1,680,000	$1,836,223
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5.125%, 2047	2,125,000	1,573,903
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	2,310,000	258,674
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,375,000	1,972,081
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,740,000	2,709,860
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	250,000	247,440
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,500,000	1,753,305
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,250,000	885,775
		$17,885,193
Toll Roads – 4.0%
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	$8,750,000	$1,264,813
E-470 Public Highway Authority, CO, “B”, MBIA, 0%, 2018	3,000,000	1,836,930
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	1,245,000	1,413,212
Richmond, VA, Metropolitan Authority Expressway Rev., FGIC, 5.25%, 2022	2,000,000	2,163,980
		$6,678,935
Universities –Colleges – 9.2%
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	$100,000	$99,877
New York Dormitory Authority Rev. (Columbia University), 10.699%, 2038 (u)	15,000,000	15,290,700
		$15,390,577
Universities – Dormitories – 0.9%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$904,040
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	662,355
		$1,566,395
Universities – Secondary Schools – 1.9%
California Statewide Communities Development Authority Rev., COP, (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,170,000	$1,200,677
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	545,000	482,265
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	554,561
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	931,790
		$3,169,293
Utilities – Cogeneration – 2.2%
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	$1,000,000	$1,001,240
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011	1,500,000	1,501,620
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities
(Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	668,020
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	503,008
		$3,673,888
Utilities – Investor Owned – 6.1%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	$280,000	$260,845
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	525,946
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	60,000	52,947
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,650,000	2,654,426

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities – Investor Owned – continued
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	$1,250,000	$1,099,038
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (a)	1,500,000	1,509,210
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	1,962,360
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, MBIA, 4.75%, 2021	250,000	244,175
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward), “A”, 6.75%, 2036	600,000	605,016
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	530,000	516,247
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	173,570
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	205,000	190,976
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	500,000	496,160
		$10,290,916
Utilities – Municipal Owned – 0.5%
North Carolina Eastern Municipal Power Agency System Rev., “F”, 5.5%, 2016	$285,000	$296,637
North Carolina Eastern Municipal Power Agency, “D”, 6.7%, 2019	500,000	520,245
		$816,882
Utilities – Other – 0.7%
Main Street Natural Gas, Inc. Gas Rev., “B”, 5%, 2019	$425,000	$386,907
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	430,000	370,527
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	215,000	197,007
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	310,000	278,485
		$1,232,926
Water & Sewer Utility Revenue – 11.2%
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	$1,125,000	$1,081,631
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), 7.5%, 2012 (c)	310,000	370,326
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	850,000	886,440
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	165,995
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	715,392
Virginia Resources Authority Clean Water Rev., 13.225%, 2029 (u)	5,315,000	5,515,110
Virginia Resources Authority Clean Water Rev., 13.225%, 2030 (u)	9,685,000	10,017,873
		$18,752,767
Total Municipal Bonds		$275,300,853
Floating Rate Demand Notes – 18.5%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	$5,400,000	$5,400,000
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.29%, due 9/02/08	11,400,000	11,400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	700,000	700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.2%, due 9/02/08	150,000	150,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 2.2%, due 9/02/08	1,500,000	1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.2%, due 9/02/08	2,600,000	2,600,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.27%, due 9/02/08	4,100,000	4,100,000
New York, NY, “A-4”, 2.3%, due 9/02/08	4,750,000	4,750,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2%, due 9/02/08	400,000	400,000
Total Floating Rate Demand Notes		$31,000,000

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Total Investments	$306,300,853

Other Assets, Less Liabilities – (11.0)%	(18,520,312)

Preferred shares (issued by the fund) – (71.5)%	(120,000,000)
Net assets applicable to common shares – 100.0%	$167,780,541

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,307,721, representing 3.8% of net assets applicable to common shares.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$1,001,386	$1,026,140
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	200,000	207,174
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	895,000	930,585
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	556,951	537,736

Total Restricted Securities			$2,701,635
% of Net Assets			1.6%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$306,300,853	$—	$306,300,853
Other Financial Instruments	$(17,170)	$—	$—	$(17,170)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$290,758,196

Gross unrealized appreciation	$7,342,126
Gross unrealized depreciation	(14,297,019)

Net unrealized appreciation (depreciation)	$(6,954,893)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/08

Futures contracts outstanding at 8/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note (Short)	171	$20,060,438	Dec-08	$19,441
U.S. Treasury Note 10 yr (Short)	496	57,288,000	Dec-08	(36,611)

				$(17,170)

At August 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.